INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Licence fee income			$ 19,484
Interest and finance cost			78
Deferred consideration	$ 4,640
Terminated amount		$ 12,000
Carrying amount of the asset	6,000
Proceeds from government subsidy	$ 431	$ 817